Pensions and other post-retirement benefits - Expected future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 2,208
Expected Future Benefit Payment, Year Two	2,097
Expected Future Benefit Payment, Year Three	2,096
Expected Future Benefit Payment, Year Four	2,095
Expected Future Benefit Payment, Year Five	2,100
Expected Future Benefit Payment, Years Thereafter	10,558
United Kingdom
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	1,100
Expected Future Benefit Payment, Year Two	1,141
Expected Future Benefit Payment, Year Three	1,163
Expected Future Benefit Payment, Year Four	1,164
Expected Future Benefit Payment, Year Five	1,185
Expected Future Benefit Payment, Years Thereafter	$ 6,184
Weighted average duration of defined benefit obligation	17 years 10 months 24 days
US
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 683
Expected Future Benefit Payment, Year Two	546
Expected Future Benefit Payment, Year Three	529
Expected Future Benefit Payment, Year Four	527
Expected Future Benefit Payment, Year Five	523
Expected Future Benefit Payment, Years Thereafter	$ 2,501
Weighted average duration of defined benefit obligation	12 years 8 months 12 days
Eurozone
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 328
Expected Future Benefit Payment, Year Two	319
Expected Future Benefit Payment, Year Three	312
Expected Future Benefit Payment, Year Four	312
Expected Future Benefit Payment, Year Five	299
Expected Future Benefit Payment, Years Thereafter	$ 1,397
Weighted average duration of defined benefit obligation	15 years 10 months 24 days
Other
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 97
Expected Future Benefit Payment, Year Two	91
Expected Future Benefit Payment, Year Three	92
Expected Future Benefit Payment, Year Four	92
Expected Future Benefit Payment, Year Five	93
Expected Future Benefit Payment, Years Thereafter	$ 476
Weighted average duration of defined benefit obligation	12 years 6 months